Accumulated Other Comprehensive Income - Tax Benefit/(Expense) Allocated to Each Component of Other Comprehensive Income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Unrealized gains on available-for-sale debt securities
Other comprehensive income before reclassification	¥ (1,672)	$ (240)	¥ (1,499)	¥ 0
Amounts reclassified from accumulated other comprehensive income	1,727	248	1,405	0
Net current-period other comprehensive income	¥ 55	$ 8	¥ (94)	¥ 0